Taxes (Details) - Schedule of deferred tax assets and liabilities	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 130,321	$ 18,681
Allowance for doubtful accounts (in Dollars)	130,321	18,681
Net operating loss carryforwards	2,762,833	396,037	2,379,050
Net operating loss carryforwards (in Dollars)	2,762,833	396,037	2,379,050
Less :valuation allowance	2,762,833	396,037	(2,379,050)
Less :valuation allowance	(2,762,833)	(396,037)	2,379,050
Less :valuation allowance (in Dollars)	(2,762,833)	(396,037)	2,379,050
Deferred tax assets, net	130,321	18,681
Deferred tax assets, net (in Dollars)	130,321	18,681
Deferred tax liabilities:
Recognition of intangible assets arising from business combination	2,747,500	393,839	4,132,398
Recognition of intangible assets arising from business combination (in Dollars)	2,747,500	393,839	4,132,398
Total deferred tax liabilities, net | ¥	¥ 2,617,179		¥ 4,132,398
Total deferred tax liabilities, net (in Dollars) | $		$ 375,158